UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund
(Class A: AFNAX)
(Class C: AFYCX)
(Class I: AFNIX)

AAM Select Income Fund
(Formerly AAM/Cutwater Select Income Fund)
(Class A: CPUAX)
(Class C: CPUCX)
 (Class I: CPUIX)

SEMI-ANNUAL REPORT
December 31, 2015

AAM/Bahl & Gaynor Income Growth Fund
AAM Select Income Fund
Each a series of Investment Managers Series Trust

Table of Contents
AAM/Bahl & Gaynor Income Growth Fund
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
AAM Select Income Fund
Schedule of Investments	10
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	26
Supplemental Information	33
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aammutualfunds.com

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	CONSUMER DISCRETIONARY – 6.7%
45,325	Hasbro, Inc.	$3,053,092
48,690	Home Depot, Inc.	6,439,252
46,490	Target Corp.	3,375,639
		12,867,983
	CONSUMER STAPLES – 12.4%
70,291	Altria Group, Inc.	4,091,639
70,096	Coca-Cola Co.	3,011,324
20,185	JM Smucker Co.	2,489,618
51,432	Kimberly-Clark Corp.	6,547,294
59,833	PepsiCo, Inc.	5,978,513
20,806	Philip Morris International, Inc.	1,829,056
		23,947,444
	ENERGY – 4.9%
74,425	Occidental Petroleum Corp.	5,031,874
180,390	Spectra Energy Corp.	4,318,537
		9,350,411
	FINANCIALS – 24.4%
58,206	Arthur J. Gallagher & Co.	2,382,954
123,630	BB&T Corp.	4,674,450
16,562	BlackRock, Inc.	5,639,692
61,805	Crown Castle International Corp. - REIT	5,343,042
71,270	Welltower, Inc. - REIT	4,848,498
97,380	JPMorgan Chase & Co.	6,430,001
57,145	PNC Financial Services Group, Inc.	5,446,490
15,295	Public Storage - REIT	3,788,572
48,990	T. Rowe Price Group, Inc.	3,502,295
87,046	Ventas, Inc. - REIT	4,912,006
		46,968,000
	HEALTH CARE – 12.0%
30,540	Abbott Laboratories	1,371,551
99,026	AbbVie, Inc.	5,866,300
50,300	Johnson & Johnson	5,166,816
95,872	Merck & Co., Inc.	5,063,959
173,455	Pfizer, Inc.	5,599,128
		23,067,754
	INDUSTRIALS – 12.5%
43,435	3M Co.	6,543,048
87,954	Emerson Electric Co.	4,206,840
97,030	Fastenal Co.	3,960,765
146,358	General Electric Co.	4,559,052

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
22,337	Lockheed Martin Corp.	$4,850,479
		24,120,184
	MATERIALS – 1.9%
42,028	LyondellBasell Industries N.V. - Class A1	3,652,233

	TECHNOLOGY – 17.0%
64,967	Analog Devices, Inc.	3,593,974
30,364	Automatic Data Processing, Inc.	2,572,438
193,224	Cisco Systems, Inc.	5,246,998
93,034	Maxim Integrated Products, Inc.	3,535,292
141,908	Microsoft Corp.	7,873,056
133,019	Paychex, Inc.	7,035,375
56,165	QUALCOMM, Inc.	2,807,407
		32,664,540
	UTILITIES – 5.5%
54,644	NextEra Energy, Inc.	5,676,965
97,753	WEC Energy Group, Inc.	5,015,707
		10,692,672
	TOTAL COMMON STOCKS (Cost $183,744,367)	187,331,221

	SHORT-TERM INVESTMENTS – 2.9%
5,678,780	Federated Treasury Obligations Fund, 0.07%[2]	5,678,780

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,678,780)	5,678,780

	TOTAL INVESTMENTS – 100.2% (Cost $189,423,147)	193,010,001
	Liabilities in Excess of Other Assets – (0.2)%	(315,475)

	TOTAL NET ASSETS – 100.0%	$192,694,526

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	24.4%
Technology	17.0%
Industrials	12.5%
Consumer Staples	12.4%
Health Care	12.0%
Consumer Discretionary	6.7%
Utilities	5.5%
Energy	4.9%
Materials	1.9%
Total Common Stocks	97.3%
Short-Term Investments	2.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $189,423,148)	$193,010,001
Receivables:
Fund shares sold	768,401
Dividends and interest	291,316
Prepaid expenses	36,646
Total assets	194,106,364

Liabilities:
Payables:
Investment securities purchased	1,091,519
Fund shares redeemed	26,685
Advisory fees	120,440
Shareholder servicing fees (Note 7)	45,937
Distribution fees - Class C (Note 8)	28,010
Distribution fees - Class A (Note 8)	6,425
Custody fees	24,934
Transfer agent fees and expenses	18,485
Fund administration fees	18,251
Fund accounting fees	9,047
Auditing fees	8,809
Chief Compliance Officer fees	2,745
Trustees' fees and expenses	1,716
Accrued other expenses	8,835
Total liabilities	1,411,838

Net Assets	$192,694,526

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$193,830,967
Accumulated net investment income	19,527
Accumulated net realized loss on investments	(4,742,822)
Net unrealized appreciation on investments	3,586,854
Net Assets	$192,694,526

Class A Shares:
Net assets applicable to shares outstanding	$29,239,587
Number of shares issued and outstanding	2,246,330
Net asset value per share[1]	$13.02
Maximum sales charge (5.50% of offering price)[2]	0.76
Maximum offering price to public	$13.78

Class C Shares:
Net assets applicable to shares outstanding	$33,852,089
Number of shares issued and outstanding	2,614,654
Net asset value per share[3]	$12.95

Class I Shares:
Net assets applicable to shares outstanding	$129,602,850
Number of shares issued and outstanding	9,937,652
Net asset value per share	$13.04

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $0)	$2,827,373
Interest	320
Total investment income	2,827,693

Expenses:
Advisory fees	572,537
Distribution fees - Class C (Note 8)	157,364
Distribution fees - Class A (Note 8)	36,508
Fund administration fees	97,990
Shareholder servicing fees (Note 7)	85,490
Transfer agent fees and expenses	43,932
Fund accounting fees	40,857
Custody fees	31,575
Registration fees	24,838
Legal fees	9,595
Shareholder reporting fees	8,861
Auditing fees	8,805
Miscellaneous	6,063
Chief Compliance Officer fees	5,630
Trustees' fees and expenses	3,104
Insurance fees	679

Total expenses	1,133,828
Advisory fees and other absorbed expenses recovered	72,530
Net expenses	1,206,358
Net investment income	1,621,335

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(4,594,972)
Net change in unrealized appreciation/depreciation on investments	2,925,258
Net realized and unrealized loss on investments	(1,669,714)

Net Decrease in Net Assets from Operations	$(48,379)

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	December 31, 2015	For the Year Ended
	(Unaudited)	June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,621,335	$1,622,314
Net realized gain (loss) on investments	(4,594,972)	1,178,550
Net change in unrealized appreciation/depreciation on investments	2,925,258	(1,995,245)
Net increase (decrease) in net assets resulting from operations	(48,379)	805,619

Distributions to Shareholders:
From net investment income:
Class A	(260,517)	(358,827)
Class C	(173,359)	(159,039)
Class I	(1,183,246)	(1,091,713)
From net realized gains :
Class A	(198,607)	(44,659)
Class C	(230,933)	(36,979)
Class I	(846,015)	(104,001)
Total distributions to shareholders	(2,892,677)	(1,795,218)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,643,846	19,363,529
Class C	7,866,059	21,804,252
Class I	44,332,155	116,265,631
Reinvestment of distributions:
Class A	357,215	352,531
Class C	258,795	161,904
Class I	1,051,719	786,310
Cost of shares redeemed:
Class A1	(5,933,194)	(16,149,727)
Class C2	(2,927,424)	(1,796,519)
Class I3	(17,455,888)	(13,735,874)
Net increase in net assets from capital transactions	33,193,283	127,052,037

Total increase in net assets	30,252,227	126,062,438

Net Assets:
Beginning of period	162,442,299	36,379,861
End of period	$192,694,526	$162,442,299

Accumulated net investment income	$19,527	$15,314

Capital Share Transactions:
Shares sold:
Class A	432,969	1,439,834
Class C	606,784	1,631,562
Class I	3,423,924	8,695,018
Shares reinvested:
Class A	27,705	26,252
Class C	20,187	12,033
Class I	81,299	58,228
Shares redeemed:
Class A	(463,096)	(1,233,267)
Class C	(226,287)	(133,163)
Class I	(1,348,777)	(1,022,626)
Net increase in capital share transactions	2,554,708	9,473,871

[1]	Net of redemption fee proceeds of $2,999 and $4,988, respectively.
[2]	Net of redemption fee proceeds of $545 and $1,128, respectively.
[3]	Net of redemption fee proceeds of $8,417 and $62,172, respectively.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015		For the Year Ended June 30, 2014	For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$13.26		$13.15		$11.34	$10.00
Income from Investment Operations:
Net investment income[1]	0.12		0.23		0.24	0.23
Net realized and unrealized gain (loss) on investments	(0.15)		0.14		1.82	1.25
Total from investment operations	(0.03)		0.37		2.06	1.48

Less Distributions:
From net investment income	(0.12)		(0.22)		(0.21)	(0.16)
From net realized gain	(0.09)		(0.04)		(0.05)	-	[2]
Total distributions	(0.21)		(0.26)		(0.26)	(0.16)

Redemption fee proceeds[1]	-	[2]	-	[2]	0.01	0.02

Net asset value, end of period	$13.02		$13.26		$13.15	$11.34

Total return[3]	(0.23)%	[4]	2.82%		18.47%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,240		$29,825		$26,509	$6,542

Ratio of expenses to average net assets:
Before fees waived/recovered	1.31%	[5]	1.45%		2.98%	18.30%	[5]
After fees waived/recovered	1.40%	[5]	1.40%		1.40%	1.40%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.89%	[5]	1.65%		0.35%	(14.78)%	[5]
After fees waived/recovered	1.80%	[5]	1.70%		1.93%	2.12%	[5]

Portfolio turnover rate	16%	[4]	35%		33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015		For the Year Ended June 30, 2014		For the Period January 31, 2013* through June 30, 2013
Net asset value, beginning of period	$13.20		$13.08		$11.30		$10.67
Income from Investment Operations:
Net investment income[1]	0.07		0.13		0.14		0.07
Net realized and unrealized gain (loss) on investments	(0.16)		0.15		1.82		0.60
Total from investment operations	(0.09)		0.28		1.96		0.67

Less Distributions:
From net investment income	(0.07)		(0.12)		(0.13)		(0.04)
From net realized gain	(0.09)		(0.04)		(0.05)		-
Total distributions	(0.16)		(0.16)		(0.18)		(0.04)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$12.95		$13.20		$13.08		$11.30

Total return[3]	(0.66)%	[4]	2.12%		17.51%		6.31%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,852		$29,217		$9,205		$1,221

Ratio of expenses to average net assets:
Before fees waived/recovered	2.06%	[5]	2.20%		3.73%		12.45%	[5]
After fees waived/recovered	2.15%	[5]	2.15%		2.15%		2.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	1.14%	[5]	0.90%		(0.40)%		(8.87)%	[5]
After fees waived/recovered	1.05%	[5]	0.95%		1.18%		1.43%	[5]

Portfolio turnover rate	16%	[4]	35%		33%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period July 5, 2012* through June 30, 2013
Net asset value, beginning of period	$13.29		$13.16	$11.35	$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.26	0.26	0.27
Net realized and unrealized gain (loss) on investments	(0.17)		0.16	1.83	1.23
Total from investment operations	(0.03)		0.42	2.09	1.50

Less Distributions:
From net investment income	(0.13)		(0.26)	(0.23)	(0.15)
From net realized gain	(0.09)		(0.04)	(0.05)	-	[2]
Total distributions	(0.22)		(0.30)	(0.28)	(0.15)

Redemption fee proceeds[1]	-	[2]	0.01	-	-

Net asset value, end of period	$13.04		$13.29	$13.16	$11.35

Total return[3]	(0.18)%	[4]	3.26%	18.74%	15.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$129,603		$103,401	$666	$114

Ratio of expenses to average net assets:
Before fees waived/recovered	1.06%	[5]	1.20%	2.73%	12.05%	[5]
After fees waived/recovered	1.15%	[5]	1.15%	1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.14%	[5]	1.90%	0.60%	(8.49)%	[5]
After fees waived/recovered	2.05%	[5]	1.95%	2.18%	2.41%	[5]

Portfolio turnover rate	16%	[4]	35%	33%	28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 8.7%
$87,057	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/2018[1]	$87,338
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	177,741
107,865	CPS Auto Receivables Trust 1.650%, 11/15/2019[1,2]	106,943
200,000	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[1,2]	196,000
500,000	Flatiron CLO 2014-1 Ltd. 2.215%, 7/17/2026[1,2,3]	478,539
500,000	Goldentree Loan Opportunities V Ltd. 1.415%, 10/18/2021[1,2,3]	493,984
500,000	Jefferson Mill CLO Ltd. 1.282%, 7/20/2027[1,2,3]	499,849
200,000	Santander Drive Auto Receivables Trust 2015-4 1.200%, 12/17/2018[1]	199,605
56,540	Sonic Capital LLC 5.438%, 5/20/2041[1,2]	57,704
160,151	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	170,962
	TAL Advantage V LLC
163,400	2.830%, 2/22/2038[1,2]	162,480
59,587	1.700%, 5/20/2039[1,2]	58,795
250,000	Voya CLO 2014-2 Ltd. 2.315%, 7/17/2026[1,2,3]	241,600

	TOTAL ASSET-BACKED SECURITIES (Cost $2,959,718)	2,931,540

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.9%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/2041[1,3]	303,454
195,000	BLCP Hotel Trust 1.681%, 8/15/2029[1,2,3]	191,208
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[2,3]	382,260
65,000	FREMF 2015-K44 Mortgage Trust 3.685%, 1/25/2048[1,2,3]	57,876
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[1,2,3]	133,568
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[2]	156,136
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1 4.901%, 1/15/2049[1,3]	190,018
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,3]	226,621

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.291%, 10/15/2030[2,3]	$287,100
300,000	Resource Capital Corp. 2015-CRE4 Ltd. 1.731%, 8/15/2032[1,2,3]	297,015
113,334	Wells Fargo Commercial Mortgage Trust 2015-C31 4.612%, 11/15/2048[1,3]	106,287

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,388,179)	2,331,543

	CORPORATE BONDS – 73.4%
	COMMUNICATIONS – 12.5%
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	194,221
350,000	4.750%, 5/15/2046[1]	320,459
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	472,404
350,000	CCO Safari II LLC 4.464%, 7/23/2022[1,2]	348,778
202,000	CCOH Safari LLC 5.750%, 2/15/2026[1,2]	202,505
	Frontier Communications Corp.
175,000	8.500%, 4/15/2020	175,437
43,000	11.000%, 9/15/2025[1,2]	42,570
250,000	Historic TW, Inc. 9.150%, 2/1/2023	324,360
200,000	Numericable-SFR S.A.S. 6.250%, 5/15/2024[1,2]	193,000
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	103,163
168,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[1]	171,360
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	326,866
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	64,767
135,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,2]	142,762
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	256,073
89,000	6.550%, 9/15/2043	105,662
411,000	5.012%, 8/21/2054	376,308
131,000	4.672%, 3/15/2055	113,734

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	$276,000
		4,210,429
	CONSUMER DISCRETIONARY – 6.0%
125,000	ADT Corp. 6.250%, 10/15/2021	130,569
174,643	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/2020[2]	178,136
169,521	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	176,514
	ERAC USA Finance LLC
200,000	3.800%, 11/1/2025[1,2]	197,907
410,000	4.500%, 2/15/2045[1,2]	381,262
400,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	446,054
24,000	McDonald's Corp. 3.700%, 1/30/2026[1]	23,980
226,155	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	227,851
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	242,500
		2,004,773
	CONSUMER STAPLES – 4.3%
55,000	Altria Group, Inc. 2.850%, 8/9/2022	53,618
500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	526,716
200,000	JBS USA LLC / JBS USA Finance, Inc. 5.750%, 6/15/2025[1,2]	174,000
395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1,2]	412,739
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	275,435
		1,442,508
	ENERGY – 7.8%
240,000	Antero Resources Corp. 5.625%, 6/1/2023[1,2]	187,200
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	210,991

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	$240,000
50,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	45,312
100,000	Energy Transfer Partners LP 5.150%, 3/15/2045[1]	70,682
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	115,710
87,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	69,600
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	106,614
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	75,290
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	242,911
250,000	Lukoil International Finance B.V. 6.125%, 11/9/2020[2]	254,262
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	88,353
150,000	Noble Holding International Ltd. 6.950%, 4/1/2045[1]	95,983
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	376,170
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	261,300
160,000	Rowan Cos., Inc. 5.850%, 1/15/2044[1]	96,551
125,000	Williams Partners LP / ACMP Finance Corp. 4.875%, 5/15/2023[1]	101,333
		2,638,262
	FINANCIALS – 29.1%
	ACE INA Holdings, Inc.
30,000	3.350%, 5/3/2026[1]	29,908
25,000	4.350%, 11/3/2045[1]	25,403
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	192,500
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	84,922
325,000	American International Group, Inc. 8.175%, 5/15/2058[1,3]	427,375
	Bank of America Corp.
115,000	5.750%, 12/1/2017	123,021

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$170,000	5.875%, 1/5/2021	$192,396
350,000	4.100%, 7/24/2023	361,887
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	154,001
121,000	BioMed Realty LP 6.125%, 4/15/2020[1]	131,221
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	245,804
400,000	5.300%, 5/6/2044	416,070
220,000	Credit Agricole S.A. 4.375%, 3/17/2025[2]	212,837
250,000	Deutsche Bank A.G. 4.296%, 5/24/2028[1,3]	228,183
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020[2]	237,007
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,423
300,000	5.950%, 1/15/2027	333,705
250,000	6.750%, 10/1/2037	292,234
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	283,826
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	593,487
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	356,479
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	199,516
208,000	7.900%, 4/29/2049[1,3]	211,744
250,000	Kilroy Realty LP 4.375%, 10/1/2025[1]	253,219
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/2037[1,2,3]	104,160
250,000	7.800%, 3/15/2037[2]	285,000
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	313,250
	Morgan Stanley
250,000	5.500%, 7/24/2020	278,154
400,000	4.875%, 11/1/2022	424,501
175,000	5.000%, 11/24/2025	185,771
250,000	5.450%, 7/29/2049[1,3]	244,063
270,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	260,685
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	120,969

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$120,000	Santander UK Group Holdings PLC 2.875%, 10/16/2020	$119,185
156,000	Synchrony Financial 2.600%, 1/15/2019[1]	155,439
131,000	Travelers Cos., Inc. 6.250%, 3/15/2037[1,3]	133,620
335,000	U.S. Bank N.A. 0.803%, 10/28/2019[1,3]	332,558
250,000	UBS A.G. 7.625%, 8/17/2022	285,000
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	368,118
250,000	7.980%, 3/29/2049[1,3]	259,688
250,000	5.875%, 12/29/2049[1,3]	263,125
		9,769,454
	HEALTH CARE – 3.7%
270,000	Actavis Funding SCS 4.750%, 3/15/2045[1]	263,262
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/2021[2]	187,250
400,000	HCA, Inc. 5.375%, 2/1/2025	395,000
40,000	MEDNAX, Inc. 5.250%, 12/1/2023[1,2]	40,200
340,000	Medtronic, Inc. 4.625%, 3/15/2045	350,694
		1,236,406
	INDUSTRIALS – 2.6%
115,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	121,613
60,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	58,050
84,000	General Electric Capital Corp. 5.300%, 2/11/2021	94,720
218,820	General Electric Co. 4.200%, 12/29/2049[1,3]	217,726
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	107,433
231,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	224,298

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	$46,871
		870,711
	MATERIALS – 3.4%
380,000	BHP Billiton Finance USA Ltd. 6.750%, 10/19/2075[1,2,3]	366,700
200,000	Corp Nacional del Cobre de Chile 4.500%, 9/16/2025[2]	188,337
65,000	International Paper Co. 5.150%, 5/15/2046[1]	61,840
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/2040[2]	259,477
200,000	Solvay Finance America LLC 3.400%, 12/3/2020[1,2]	198,393
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	66,780
		1,141,527
	TECHNOLOGY – 1.1%
375,000	QUALCOMM, Inc. 3.450%, 5/20/2025[1]	359,685

	UTILITIES – 2.9%
200,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	219,296
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	98,480
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	105,280
110,000	IPALCO Enterprises, Inc. 3.450%, 7/15/2020[1]	107,800
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	250,393
	Southern Power Co.
80,000	4.150%, 12/1/2025[1]	79,851
110,000	5.250%, 7/15/2043	104,961
		966,061
	TOTAL CORPORATE BONDS (Cost $25,521,795)	24,639,816

	MUNICIPAL BONDS – 1.6%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	146,032

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
$260,000	State of California 7.550%, 4/1/2039	$377,653

	TOTAL MUNICIPAL BONDS (Cost $522,537)	523,685

	U.S. GOVERNMENT AND AGENCIES – 5.8%
63,117	Fannie Mae Pool 6.000%, 7/1/2040	72,626
	United States Treasury Bond
75,000	2.750%, 11/15/2042	71,511
105,000	3.000%, 5/15/2045	104,520
	United States Treasury Note
62,000	1.625%, 6/30/2019	62,279
163,000	2.375%, 8/15/2024	164,700
450,000	2.250%, 11/15/2024	449,771
260,000	2.000%, 2/15/2025	254,160
21,000	2.125%, 5/15/2025	20,726
550,000	5.375%, 2/15/2031	745,830

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,890,739)	1,946,123

Number of Shares

	PREFERRED STOCKS – 0.8%
	FINANCIALS – 0.8%
2,800	CoBank ACB 6.250%, 12/31/49[1,2,3]	287,437

	TOTAL PREFERRED STOCKS (Cost $299,688)	287,437

	SHORT-TERM INVESTMENTS – 1.8%
598,461	Federated Treasury Obligations Fund, 0.07%[4]	598,461

	TOTAL SHORT-TERM INVESTMENTS (Cost $598,461)	598,461

	TOTAL INVESTMENTS – 99.0% (Cost $34,181,117)	33,258,605
	Other Assets in Excess of Liabilities – 1.0%	319,761

	TOTAL NET ASSETS – 100.0%	$33,578,366

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,008,198.
[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	29.1%
Communications	12.5%
Energy	7.8%
Consumer Discretionary	6.0%
Consumer Staples	4.3%
Health Care	3.7%
Materials	3.4%
Utilities	2.9%
Industrials	2.6%
Technology	1.1%
Total Corporate Bonds	73.4%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	6.9%
U.S. Government and Agencies	5.8%
Municipal Bonds	1.6%
Preferred Stocks
Financials	0.8%
Total Preferred Stocks	0.8%
Short-Term Investments	1.8%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $34,181,117)	$33,258,605
Receivables:
Dividends and interest	401,338
Due from Advisor	5,704
Prepaid expenses	20,079
Total assets	33,685,726

Liabilities:
Payables:
Fund shares redeemed	47,849
Shareholder servicing fees (Note 7)	19,243
Distribution fees - Class C (Note 8)	569
Distribution fees - Class A (Note 8)	479
Fund accounting fees	9,618
Auditing fees	8,799
Transfer agent fees and expenses	7,938
Fund administration fees	5,879
Trustees' fees and expenses	1,015
Chief Compliance Officer fees	914
Custody fees	593
Accrued other expenses	4,464
Total liabilities	107,360

Net Assets	$33,578,366

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,953,063
Accumulated net investment loss	(11,845)
Accumulated net realized loss on investments	(440,340)
Net unrealized depreciation on investments	(922,512)
Net Assets	$33,578,366

Class A Shares:
Net assets applicable to shares outstanding	$640,359
Number of shares issued and outstanding	66,917
Net asset value per share[1]	$9.57
Maximum sales charge (3.00% of offering price)[2]	0.30
Maximum offering price to public	$9.87

Class C Shares:
Net assets applicable to shares outstanding	$668,603
Number of shares issued and outstanding	69,853
Net asset value per share[3]	$9.57

Class I Shares:
Net assets applicable to shares outstanding	$32,269,404
Number of shares issued and outstanding	3,368,924
Net asset value per share	$9.58

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Interest	$705,562
Total investment income	705,562

Expenses:
Advisory fees	89,471
Fund accounting fees	38,981
Fund administration fees	28,438
Registration fees	25,154
Transfer agent fees and expenses	23,600
Shareholder servicing fees (Note 7)	11,170
Auditing fees	8,804
Legal fees	8,652
Chief Compliance Officer fees	5,152
Custody fees	4,286
Distribution fees - Class C (Note 8)	3,238
Distribution fees - Class A (Note 8)	2,623
Shareholder reporting fees	3,084
Trustees' fees and expenses	3,030
Miscellaneous	2,713
Insurance fees	614

Total expenses	259,010
Advisory fees waived	(89,471)
Other expenses absorbed	(31,973)
Net expenses	137,566
Net investment income	567,996

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(146,029)
Net change in unrealized appreciation/depreciation on investments	(660,474)
Net realized and unrealized loss on investments	(806,503)

Net Decrease in Net Assets from Operations	$(238,507)

See accompanying Notes to Financial Statements.

AAM Select Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$567,996	$852,293
Net realized loss on investments	(146,029)	(1,949)
Net change in unrealized appreciation/depreciation on investments	(660,474)	(557,163)
Net increase (decrease) in net assets resulting from operations	(238,507)	293,181

Distributions to Shareholders:
From net investment income:
Class A	(34,779)	(2,572)
Class C	(7,579)	(1,052)
Class I	(539,404)	(951,166)
Total distributions to shareholders	(581,762)	(954,790)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,352,639	973,142
Class C	383,293	297,856
Class I	4,226,885	4,213,599
Reinvestment of distributions:
Class A	31,979	2,307
Class C	5,851	523
Class I	535,523	950,568
Cost of shares redeemed:
Class A	(1,691,279)	(8,022)
Class I1	(2,330,697)	(4,839)
Net increase in net assets from capital transactions	2,514,194	6,425,134

Total increase in net assets	1,693,925	5,763,525

Net Assets:
Beginning of period	31,884,441	26,120,916
End of period	$33,578,366	$31,884,441

Accumulated net investment income (loss)	$(11,845)	$1,921

Capital Share Transactions:
Shares sold:
Class A	137,992	98,878
Class C	39,222	29,924
Class I	431,994	426,176
Shares reinvested:
Class A	3,291	232
Class C	603	53
Class I	55,127	95,108
Shares redeemed:
Class A	(176,718)	(810)
Class I	(241,094)	(501)
Net increase from capital share transactions	250,417	649,060

[1]	Net of redemption fee proceeds of $13,093 and $99, respectively.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.80		$10.03	$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.29	0.34	0.06
Net realized and unrealized gain (loss) on investments	(0.22)		(0.19)	0.46	(0.47)
Total from investment operations	(0.08)		0.10	0.80	(0.41)

Less Distributions:
From net investment income	(0.15)		(0.33)	(0.33)	(0.03)

Net asset value, end of period	$9.57		$9.80	$10.03	$9.56

Total return[2]	(0.85)%	[3]	0.96%	8.59%	(4.11)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$640,359		$1,003,028	$40,623	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.67%	[4]	1.94%	2.29%	2.37%	[4]
After fees waived and expenses absorbed	0.99%	[4]	0.99%	0.99%	0.99%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.28%	[4]	1.97%	2.10%	1.50%	[4]
After fees waived and expenses absorbed	2.96%	[4]	2.92%	3.40%	2.88%	[4]

Portfolio turnover rate	24%	[3]	38%	32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.79		$10.02	$9.55	$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.21	0.26	0.04
Net realized and unrealized gain (loss) on investments	(0.22)		(0.18)	0.46	(0.46)
Total from investment operations	(0.11)		0.03	0.72	(0.42)

Less Distributions:
From net investment income	(0.11)		(0.26)	(0.25)	(0.03)

Net asset value, end of period	$9.57		$9.79	$10.02	$9.55

Total return[2]	(1.12)%	[3]	0.23%	7.69%	(4.24)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$668,603		$294,068	$516	$479

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.42%	[4]	2.69%	3.04%	3.12%	[4]
After fees waived and expenses absorbed	1.74%	[4]	1.74%	1.74%	1.74%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.53%	[4]	1.22%	1.35%	0.75%	[4]
After fees waived and expenses absorbed	2.21%	[4]	2.17%	2.65%	2.13%	[4]

Portfolio turnover rate	24%	[3]	38%	32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM Select Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)		For the Year Ended June 30, 2015		For the Year Ended June 30, 2014	For the Period April 19, 2013* through June 30, 2013
Net asset value, beginning of period	$9.79		$10.02		$9.56	$10.00
Income from Investment Operations:
Net investment income[1]	0.16		0.32		0.35	0.06
Net realized and unrealized gain (loss) on investments	(0.21)		(0.20)		0.46	(0.47)
Total from investment operations	(0.05)		0.12		0.81	(0.41)

Less Distributions:
From net investment income	(0.16)		(0.35)		(0.35)	(0.03)

Redemption fee proceeds[1]	-	[5]	-	[5]	-	-

Net asset value, end of period	$9.58		$9.79		$10.02	$9.56

Total return[2]	(0.53)%	[3]	1.22%		8.73%	(4.09)%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$32,269,404		$30,587,345		$26,079,777	$23,979,006

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%	[4]	1.69%		2.04%	2.12%	[4]
After fees waived and expenses absorbed	0.74%	[4]	0.74%		0.74%	0.74%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.53%	[4]	2.22%		2.35%	1.75%	[4]
After fees waived and expenses absorbed	3.21%	[4]	3.17%		3.65%	3.13%	[4]

Portfolio turnover rate	24%	[3]	38%		32%	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

AAM Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended June 30, 2013-2015 and as of and during the six months ended December 31, 2015, the Bahl & Gaynor Income Growth Fund did not have a liability for any unrecognized tax benefits. As of and during the open tax years ended June 30, 2013-2015 and as of and during the six months ended December 31, 2015, the Select Income Fund did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Bahl & Gaynor Income Growth Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub‐Advisor”) to manage the Bahl & Gaynor Income Growth Fund and pays the Sub‐Advisor from its advisory fees. Under the terms of the Agreement, the Select Income Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has engaged Cutwater Investor Services Corp. under the brand Insight Investment (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Funds’ advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.15% and 1.15% of the average daily net assets of the Bahl & Gaynor Income Growth Fund's Class A, Class C and Class I Shares, respectively, and 0.99%, 1.74% and 0.74% of the average daily net assets of the Select Income Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2015, the Advisor recovered $72,530 of its previously waived advisory fees and other absorbed expenses for the Bahl & Gaynor Income Growth Fund. For the six months ended December 31, 2015, the Advisor waived all of its fees and absorbed other expenses totaling $121,444 for the Select Income Fund. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
2016	$207,261	$63,592
2017	252,577	301,797
2018	51,145	254,571
2019	-	121,444
Total	$510,983	$741,404

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$189,600,509	$34,183,599

Gross unrealized appreciation	11,636,600	256,943
Gross unrealized depreciation	(8,227,108)	(1,181,937)

Net unrealized appreciation (depreciation)	$3,409,492	$(924,994)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Undistributed ordinary income	$413,252	$1,921
Undistributed long-term capital gains	878,014	-
Tax accumulated earnings	1,291,266	1,921

Accumulated capital and other losses	-	(291,829)
Unrealized appreciation (depreciation) on investments	513,349	(264,520)
Total accumulated earnings (deficit)	$1,804,615	$(554,428)

The tax character of the distributions paid during the fiscal years ended June 30, 2015, and June 30, 2014 were as follows:

	Bahl & Gaynor Income Growth Fund		Select Income Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$1,609,579	$245,124	$954,790	$903,000
Net long-term capital gains	185,639	27,165	-	-
Total distributions paid	$1,795,218	$272,289	$954,790	$903,000

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. As of June 30, 2015, the Funds did not have any post-October capital losses.

At June 30, 2015, the Select Income Fund had $209,642 of accumulated short term capital loss carryforward and $82,187 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2015, the Bahl & Gaynor Income Growth Fund and Select Income Fund received $11,961 and $13,093, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Bahl & Gaynor Income Growth Fund	$57,456,491	$27,662,115
Select Income Fund	12,289,999	7,972,525

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% and 0.10%, respectively, for the Bahl & Gaynor Income Growth Fund and Select Income Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, each Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Funds’ Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2015, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$187,331,221	$-	$-	$187,331,221
Short-Term Investments	5,678,780	-	-	5,678,780
Total Investments	$193,010,001	$-	$-	$193,010,001

AAM Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$2,931,540	$-	$2,931,540
Commercial Mortgage-Backed Securities	-	2,331,543	-	2,331,543
Corporate Bonds[1]	-	24,639,816	-	24,639,816
Municipal Bonds	-	523,685	-	523,685
U.S. Government and Agencies	-	1,946,123	-	1,946,123
Preferred Stocks	-	287,437	-	287,437
Short-Term Investments	598,461	-	-	598,461
Total Investments	$598,461	$32,660,144	$-	$33,258,605

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AAM/Bahl & Gaynor Income Growth Fund and AAM Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement

At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) with respect to the following series of the Trust for an additional one-year term: the AAM/Bahl & Gaynor Income Growth Fund (the “Bahl & Gaynor Fund”) and the AAM Select Income Fund (the “Select Fund”). The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Bahl & Gaynor, Inc. (“Bahl & Gaynor”) with respect to the Bahl & Gaynor Fund for an additional one-year term. The Board did not approve renewal of the sub-advisory agreement with Cutwater Investor Services Corp. doing business as Insight Investment (“Cutwater” and together with the Sub-Advisor, the “Sub-Advisors”) with respect to the Select Fund, because the term of the Cutwater sub-advisory agreement does not end until January 1, 2017. In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each applicable Fund and its shareholders.

Background

In advance of the meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, from Bahl & Gaynor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Bahl & Gaynor; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index, a group of comparable funds (each a “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”), and the relevant fund universe selected by Morningstar (each a “Performance Universe”), for various periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Bahl & Gaynor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

AAM/Bahl & Gaynor Income Growth Fund and AAM Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Bahl & Gaynor Fund’s performance for the one-year period was below the return of the Russell 1000 Index by 2.13%, the S&P 500 Index return by 2.03%, the Performance Peer Group median return by 1.89%, and the Large Cap Core Performance Universe median return by 1.83%. The Board noted the Investment Advisor’s explanation that the high-quality approach employed by the Fund rarely outperforms indices and comparable funds during strong market uptrends, in speculative markets and in markets in which low-quality investments are favored, as had been the case during the year ended June 30, 2015. The Board also considered that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

•	The Select Fund’s performance for the one-year period was above the Performance Peer Group and BBB-Rated Performance Universe median returns and the return of the Barclays Capital Credit Bond Index.

The Board also considered the overall quality of services provided by the Investment Advisor to each Fund. The Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees each Sub-Advisor with respect to its Fund’s operations, including among other things monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, seeking to ensure quality control in the Sub-Advisor’s investment process, monitoring and measuring risk and return results against appropriate benchmarks, and monitoring derivatives usage; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The Bahl & Gaynor Fund’s investment advisory fee (gross of fee waivers) was below the Expense Peer Group median and the Large Blend Expense Universe median, and the total expenses (net of fee waivers) paid by the Fund were above the Expense Peer Group median by 0.10% and the Expense Universe median by 0.33%. The Board noted, however, that the Bahl & Gaynor Fund’s asset size was significantly smaller than the average asset size of funds in the Expense Universe.

•	The Select Fund’s investment advisory fee (gross of fee waivers) was 0.10% higher than the Expense Peer Group median and the Intermediate-Term Bond Expense Universe median, and the total expenses (net of fee waivers) paid by the Fund were slightly above the Expense Peer Group median by 0.09% and above the Expense Universe median by 0.20%. The Board, noted, however, that the Select Fund’s asset size was significantly smaller than the average asset sizes of funds in the Expense Peer Group and the Expense Universe.

The Board also observed that although the Investment Advisor does not offer either Fund’s strategy except through the Funds, the advisory fee charged by the Investment Advisor to the Bahl & Gaynor Fund and the Select Fund is within the range of fees it charges to other clients to manage separate accounts invested in equities and fixed income securities, respectively.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Funds.

AAM/Bahl & Gaynor Income Growth Fund and AAM Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended April 30, 2015. The Board noted that because of the Funds’ low asset levels the Investment Advisor had waived a significant portion of its advisory fee with respect to the Bahl & Gaynor Fund and had waived its entire advisory fee with respect to the Select Fund in addition to subsidizing certain of that Fund’s operating expenses, and in each case the Investment Advisor had realized no profits with respect to the Fund. The Board also considered the potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with each Fund (other than investment advisory fees), including the intangible benefits of its association with each Fund generally and any favorable publicity arising in connection with each Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of each Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Bahl & Gaynor, Inc.

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Bahl & Gaynor to the Bahl & Gaynor Fund. In doing so, the Board considered Bahl & Gaynor’s specific responsibilities in day-to-day portfolio management of the Bahl & Gaynor Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of Bahl & Gaynor’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Bahl & Gaynor Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the services provided by Bahl & Gaynor to the Bahl & Gaynor Fund are satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the advisory fees charged by Bahl & Gaynor with respect to the Bahl & Gaynor Fund, which they noted was significantly less than its standard fee schedule for separate accounts. The Board noted that the Investment Advisor pays Bahl & Gaynor’s sub-advisory fees out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by Bahl & Gaynor and the Investment Advisor. The Board noted that the sub-advisory fee increases by 0.05% of average net assets when the Bahl & Gaynor Fund’s asset level reaches $300 million because Bahl & Gaynor had agreed to accept a lower sub-advisory fee in recognition of the fact that the Investment Advisor would be waiving its advisory fees and subsidizing the Fund’s operating expenses until the Fund reaches certain asset levels. The Board and the Independent Trustees concluded that the compensation payable to Bahl & Gaynor under its Sub-Advisory Agreement was fair and reasonable in light of the services provided by Bahl & Gaynor to the Bahl & Gaynor Fund.

Benefits to Bahl & Gaynor
The Board also considered the benefits received by Bahl & Gaynor as a result of its relationship with the Bahl & Gaynor Fund (other than sub-advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

AAM/Bahl & Gaynor Income Growth Fund and AAM Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the applicable Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

AAM Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bahl & Gaynor Income Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/15	12/31/15	7/1/15 – 12/31/15
Class A	Actual Performance	$1,000.00	$997.70	$7.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.10
Class C	Actual Performance	1,000.00	993.40	10.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.32	10.89
Class I	Actual Performance	1,000.00	998.20	5.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.36	5.83

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 2.15% and 1.15% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.

AAM Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2015 (Unaudited)

Select Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/15	12/31/15	7/1/15 – 12/31/15
Class A	Actual Performance	$1,000.00	$991.50	$4.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.17	5.02
Class C	Actual Performance	1,000.00	988.80	8.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.40	8.81
Class I	Actual Performance	1,000.00	994.70	3.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.43	3.75

*	Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.74% and 0.74% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Bahl & Gaynor Income Growth Fund
AAM Select Income Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Advisor
Bahl & Gaynor, Inc.
212 East Third Street, Suite 200
Cincinnati, Ohio  45202
Sub-Advisor
Insight Investment
200 Park Avenue, 7th Floor
New York, New York 10166

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162
AAM Select Income Fund - Class A	CPUAX	46141P 883
AAM Select Income Fund - Class C	CPUCX	46141P 875
AAM Select Income Fund - Class I	CPUIX	46141P 867

Privacy Principles of the AAM Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 966-9661. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/16